Earnings per Common Share - € / shares		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [Abstract]
Basic	[1],[2]	€ (0.14)	€ (1.66)	€ (0.15)	€ (1.59)
Diluted	[1],[2]	€ (0.14)	€ (1.66)	€ (0.15)	€ (1.59)
Number of shares in million [Abstract]
Denominator for basic earnings per share, weighted-average shares outstanding		2,111	2,114	2,112.9	2,105.5
Denominator for diluted earnings per share, adjusted weighted-average shares after assumed conversions		2,111	2,114	2,112.9	2,105.5

[1]	Due to the net loss situation for the three and six months ended June 30, 2020 and June 30, 2019 potentially dilutive shares are generally not considered for the EPS calculation, because to do so would decrease the net loss per share. Under a net income situation however, the number of adjusted weighted average shares after assumed conversion would have been increased by 68.4 million shares and 73.7 million shares for the three and six months ended June 30, 2020 and by 49.0 million shares and 51.5 million shares for the three and six months ended June 30, 2019, respectively.
[2]	Earnings were adjusted by EUR 349 million and EUR 330 million before tax for the coupons paid on Additional Tier 1 Notes in April 2020 and April 2019, respectively. The coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation in accordance with IAS 33. This adjustment created a net loss situation for Earnings per Common Share for the three and six months ended June 30, 2020.